COMMITMENTS AND CONTINGENCIES (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	2,685
2014	1,504
2015	1,546
2016	1,316
2017	900
Thereafter	8,409
Operating Leases, Future Minimum Payments Due	16,360